                                                                                                February 11, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       General Government Securities Money Market Funds, Inc.

            -General Government Securities Money Market Fund

            -General Treasury Prime Money Market Fund

            1933 Act File No.: 2-77207

            1940 Act File No.: 811-03456

            CIK No.: 0000702172

Dear Sir/Madam:

            Transmitted for filing is the Form N-CSR/A for the above-referenced Fund for the annual period ended November 30, 2015. This Form N-CSR/A filing reflects corrections to the General Treasury Prime Money Market Fund shareholder report of the N-CSR filing transmitted on February 5, 2016.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6838.

                                                                                                Very truly yours,

                                                                                                /s/ Loretta Johnston

                                                                                                Loretta Johnston

                                                                                                Supervisory Paralegal

EC/

Enclosure